Stock-based Compensation	6 Months Ended
Jun. 30, 2011
Stock-based Compensation
Stock-based Compensation

12. Stock-based Compensation

2003 Long-Term Incentive Plan

The 2003 Long-Term Incentive Plan (the “Incentive Plan”) provides for the granting of incentive stock options, nonqualified options and stock grants to key employees and consultants of the Company. The exercise price of the incentive stock options, as determined by the Board of Directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company’s common stock) of the common stock fair value as of the date of the grant. The provisions of the Incentive Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company’s common stock). Stock options generally vest over a four-year period. The Company has authorized 2,015,666 shares of common stock for issuance under the Incentive Plan.

A summary of stock option activity is as follows:

( In thousands, except for per share amounts)	Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life (In Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2010	1,462	$1.20	$7.28	$1,715
Granted	—	—
Exercised	(166)	0.92
Cancelled	(12)	1.36

Options outstanding at June 30, 2011	1,284	1.20	6.72	2,253

Options exercisable at June 30, 2011	962	1.18	6.15	1,713

Options vested or expected to vest at June 30, 2011	1,273	$1.20	$6.72	$2,235

The total grant-date fair value of stock options that vested during the three- and six-month periods ended June 30, 2011 was approximately $48,000 and $86,000, respectively. The aggregate intrinsic value of options that vested during the three- and six-month periods ended June 30, 2011 was approximately $109,000 and $203,000, respectively.

As of June 30, 2011, there was approximately $29,000 of total unrecognized compensation expense related to unvested employee share-based compensation arrangements, which is expected to be recognized over a weighted-average period of approximately 0.6 years, respectively.

During 2009 and 2010, the Company’s Board of Directors granted 1,666 and 10,000 stock options, respectively, to a Scientific Advisory Board member of the Company. There were no stock options granted in the three- and six-month periods ended June 30, 2011. The Company records stock-based compensation expense for such options as they vest, and remeasures the fair value of the options at each reporting period. During the three- and six-month periods ended June 30, 2011, the Company recorded approximately $39,000 and $18,000 of stock-based compensation expense, respectively.